UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Twin Oak Active Opportunities ETF
TSPX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Twin Oak Active Opportunities ETF (the “Fund”) for the period of February 20, 2025 (commencement of operations), to May 31, 2025. You can find additional information about the Fund at https://twinoaketfs.com/TSPX. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM FEBRUARY 20, 2025 TO MAY 31, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Twin Oak Active Opportunities ETF	$10*	0.35%
*	Amount shown reflects the expenses of the Fund from February 20, 2025 (commencement of operations) through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Twin Oak Active Opportunities ETF commenced operations on February 20, 2025, and delivered performance results during one of the most volatile market environments in recent years. Since inception through May 31, 2025, the Fund generated a positive return of 0.12% (based on closing prices from February 21 to May 30, 2025), demonstrating the resilience of our active management approach during a period characterized by extreme volatility stemming from evolving trade policy announcements and geopolitical uncertainties. During this same period, the Fund significantly outperformed its blended benchmark of 50% S&P 500 Index and 50% Bloomberg U.S. Aggregate Bond Index, which returned -0.70%, representing 82 basis points of outperformance since inception. The Fund’s ability to generate positive returns while the benchmark declined highlights the effectiveness of our opportunistic investment strategy, which provides flexibility to adjust equity and fixed-income allocations based on market conditions, and proved particularly valuable during this challenging period as our portfolio managers navigated three consecutive months of market declines from February through April, followed by a sharp recovery in May when the S&P 500 posted its best May performance in 35 years with a gain of 6.29%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market environment during the Fund’s initial operational period was dominated by significant policy-driven volatility, particularly relating to tariff announcements and trade negotiations that created substantial market disruption. The S&P 500 fell nearly 11% in two days following tariff announcements, with the index declining 10% from its year-to-date peak, before recovering sharply when trade tensions eased. In May 2025, when the S&P 500 delivered its strongest May performance in 35 years with a gain of 6.29%, the Fund generated a positive return of 4.53% (based on closing prices from April 30 to May 30, 2025), participating meaningfully in the market recovery while demonstrating the risk management benefits of our diversified active management approach. Although the Fund  underperformed the S&P 500 by 176 basis points during this exceptional month, this relative performance reflects our defensive positioning and mixed asset allocation strategy, which helped protect capital during the preceding volatile period when markets experienced significant drawdowns. During this period, our portfolio construction enabled us to capitalize on market dislocations while maintaining defensive positioning during periods of heightened uncertainty. The Fund’s expense structure, with a management fee of 0.35% after voluntary fee waivers, provided additional value to shareholders during this volatile inaugural period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Twin Oak Active Opportunities ETF	PAGE 1	TSR-AR-56170L653

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/20/2025)
Twin Oak Active Opportunities ETF NAV	0.12
S&P 500 TR Index	-3.01
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index	-0.70
Visit https://twinoaketfs.com/TSPX for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$225,086,217
Number of Holdings	3
Net Advisory Fee Paid	$330,304
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Top Issuers	(% of Net Assets)
Vanguard S&P 500 ETF	72.4%
iShares Ultra Short-Term Bond Active ETF	17.3%
JPMorgan Ultra-Short Income ETF	10.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information (when available), scan the  QR code above or visit https://twinoaketfs.com/TSPX.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund  documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Twin Oak Active Opportunities ETF	PAGE 2	TSR-AR-56170L653

Twin Oak Short Horizon Absolute Return ETF
TOAK (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of August 19, 2024 (commencement of operations), to May 31, 2025. You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM AUGUST 19, 2024 TO MAY 31, 2025? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Twin Oak Short Horizon Absolute Return ETF	$31*	0.39%
*	Amount shown reflects the expenses of the Fund from August 19, 2024 (commencement of operations) through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the Fund’s inception on August 19, 2024, the Twin Oak Short Duration Absolute Return ETF has sought to provide capital appreciation with low price volatility through its actively managed options-based strategy. Through May 2025, the Fund has delivered a fiscal year-to-date total return of 3.36% and has achieved a since-inception return that reflects the Fund’s objective of maintaining stable returns while managing downside risk. The Fund’s 52-week price range of $26.81 to $27.72 through May 31, 2025 demonstrates relatively low volatility, with the Fund maintaining price stability within approximately a 3.4% range from its low to high over the period. The Fund’s performance has been driven primarily by its defined risk options strategy, which utilizes long calls, long puts, and debit spread options with  maturities of less than one year, designed to generate returns while limiting maximum loss exposure to the premium invested in each position. Since inception, the Fund has grown its assets under management to $37.4 million with approximately 1.4 million shares outstanding. The Fund’s operating  expense ratio has been maintained at 0.25% through a contractual fee reduction agreement that extends through August 18, 2026, supporting the Fund’s accessibility to investors.
WHAT FACTORS INFLUENCED PERFORMANCE
The interest rate environment throughout the Fund’s operational period has presented both opportunities and challenges for short-duration strategies. The Federal Reserve reduced the federal funds rate from 4.75%-5.00% to 4.25%-4.50% between September and December 2024, with rates remaining unchanged through the first half of 2025. Current Federal Reserve projections anticipate two additional rate cuts in 2025, though uncertainty regarding tariff policies and inflation expectations has led to a more cautious approach to monetary easing. The Fund’s short duration profile, maintaining exposure between zero and one year, has been designed to minimize interest rate sensitivity while the options-based strategy has sought to generate returns independent of directional interest rate movements. The broader environment of elevated rates compared to the historical 2010-2019 average of 2.4% for 10-year Treasuries versus current levels above 4.3% has provided a backdrop where short-duration, absolute return strategies may offer attractive risk-adjusted return potential for investors seeking stable performance with reduced correlation to traditional fixed income duration risk.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Twin Oak Short Horizon Absolute Return ETF	PAGE 1	TSR-AR-56170L661

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/19/2024)
Twin Oak Short Horizon Absolute Return ETF NAV	3.36
Bloomberg U.S. Aggregate Bond Index	0.65
Bloomberg U.S. Treasury Bills: 1-3 Months Index	3.63
Visit https://twinoaketfs.com/TOAK for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$37,408,134
Number of Holdings	4
Net Advisory Fee Paid	$39,418
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Top Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust Call Options	56.9%
SPDR S&P 500 ETF Trust Put Options	43.0%
Cash & Cash Equivalents	0.1%

Credit Breakdown*	(% of Net Assets)
AA	99.9%
Cash & Cash Equivalents	0.1%
*	The Fund’s portfolio is comprised of FLEX Options. The rating listed represents the counterparty rating for those positions as assigned by S&P Global.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information (when available), scan the  QR code above or visit https://twinoaketfs.com/TOAK.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund  documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Twin Oak Short Horizon Absolute Return ETF	PAGE 2	TSR-AR-56170L661

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2025	FYE 5/31/2024
(a) Audit Fees	$27,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,000	N/A
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant's investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for the Twin Oak ETFs:

	FYE 5/31/2025	FYE 5/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the registrant's investment adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2025	FYE 5/31/2024
Registrant	$7,000	N/A
Registrant’s Investment Adviser	$2,510	N/A

The audit committee of the Board of Trustees has considered whether the provision of non-audit services to be rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Twin Oak ETFs
Twin Oak Active Opportunities ETF (TSPX)
Twin Oak Short Horizon Absolute Return ETF (TOAK)
Core Financial Statements
May 31, 2025

Twin Oak Active Opportunities ETF
Schedule of Investments
May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%(a)
iShares Ultra Short Duration Bond Active ETF	767,359	$38,882,080
JPMorgan Ultra-Short Income ETF	450,011	22,779,557
Vanguard S&P 500 ETF(b)	300,747	162,932,695
TOTAL EXCHANGE TRADED FUNDS (Cost $224,290,991)		224,594,332
TOTAL INVESTMENTS - 99.8% (Cost $224,290,991)		$224,594,332
Other Assets in Excess of Liabilities - 0.2%		491,885
TOTAL NET ASSETS - 100.0%		$225,086,217

Percentages are stated as a percent of net assets.
(a)	The Fund is subject to the investment performance and risks of these underlying ETFs. A significant decline in the value of any of theses ETFs could have a material adverse effect on the Fund’s NAV.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Twin Oak Short Horizon Absolute Return ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)(b)(c)
Call Options - 56.9%
SPDR S&P 500 ETF Trust, Expiration: 07/18/2025; Exercise Price: $20	$6,719,046	114	$6,475,501
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $20	15,383,079	261	14,820,929
TOTAL CALL OPTIONS (Cost $21,342,517)			21,296,430
Put Options - 43.0%
SPDR S&P 500 ETF Trust, Expiration: 07/18/2025; Exercise Price: $1,020	6,719,046	114	4,855,593
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $1,020	15,383,079	261	11,210,984
TOTAL PUT OPTIONS (Cost $15,596,801)			16,066,577
TOTAL PURCHASED OPTIONS (Cost $36,939,318)			37,363,007
TOTAL INVESTMENTS - 99.9% (Cost $36,939,318)			$37,363,007
Other Assets in Excess of Liabilities - 0.1%			45,127
TOTAL NET ASSETS - 100.0%			$37,408,134

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Twin Oak ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
ASSETS:
Investments, at value	$224,594,332	$37,363,007
Cash - interest bearing deposit account	560,115	52,879
Interest receivable	1,629	166
Total assets	225,156,076	37,416,052
LIABILITIES:
Payable to adviser	69,859	7,918
Total liabilities	69,859	7,918
NET ASSETS	$ 225,086,217	$37,408,134
Net Assets Consists of:
Paid-in capital	$222,484,321	$37,028,236
Total accumulated earnings (losses)	2,601,896	379,898
Total net assets	$ 225,086,217	$37,408,134
Net assets	$225,086,217	$37,408,134
Shares issued and outstanding(a)	8,995,000	1,350,000
Net asset value per share	$25.02	$27.71
Cost:
Investments, at cost	$224,290,991	$36,939,318

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Twin Oak ETFs
Statements of Operations
For the Period Ended May 31, 2025(a)

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
INVESTMENT INCOME:
Dividend income	$2,784,566	$—
Interest income	8,508	2,123
Total investment income	2,793,074	2,123
EXPENSES:
Investment advisory fees (Note 5)	934,289	70,952
Interest expense	—	22,928
Total expenses	934,289	93,880
Fees voluntarily waived by advisor (Note 5)	(603,985)	—
Fees waived by advisor (Note 5)	—	(31,534)
Net expenses	330,304	62,346
Net investment income (loss)	2,462,770	(60,223)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(183,718)	(717,009)
In-kind transactions	(17,783,646)	1,021,114
Net realized gain (loss)	(17,967,364)	304,105
Net change in unrealized appreciation on:
Investments	303,341	423,689
Net change in unrealized appreciation	303,341	423,689
Net realized and unrealized gain (loss)	(17,664,023)	727,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,201,253)	$667,571

(a)	The Twin Oak Active Opportunities ETF commenced operations on February 20, 2025 and the Twin Oak Short Horizon Absolute Return ETF commenced operations on August 19, 2024.
The accompanying notes are an integral part of these financial statements.

4

Twin Oak ETFs
Statements of Changes in Net Assets

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
	Period Ended May 31, 2025(a)	Period Ended May 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$2,462,770	$(60,223)
Net realized gain (loss)	(17,967,364)	304,105
Net change in unrealized appreciation	303,341	423,689
Net increase (decrease) in net assets from operations	(15,201,253)	667,571
CAPITAL TRANSACTIONS:
Subscriptions	266,284,392	60,707,264
Subscriptions in connection with in-kind contribution (Note 9)	449,149,775	—
Redemptions	(475,146,697)	(23,966,701)
Net increase in net assets from capital transactions	240,287,470	36,740,563
NET INCREASE IN NET ASSETS	225,086,217	37,408,134
NET ASSETS:
Beginning of the period	—	—
End of the period	$225,086,217	$37,408,134
SHARES TRANSACTIONS
Subscriptions	11,095,000	2,230,000
Subscriptions in connection with in-kind contribution (Note 9)	17,970,000	—
Redemptions	(20,070,000)	(880,000)
Total increase in shares outstanding	8,995,000	1,350,000

(a)	The Fund commenced operations on February 20, 2025.
(b)	The Fund commenced operations on August 19, 2024.
The accompanying notes are an integral part of these financial statements.

5

Twin Oak Active Opportunities ETF
Financial Highlights
For a capital share outstanding throughout the period

The Period from February 20, 2025 to May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.17
Net realized and unrealized loss on investments	(0.14)
Total from investment operations	0.03
Net asset value, end of period	$25.02
Total return(d)	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$225,086
Ratio of expenses to average net assets:
Before fees waived(e)(f)	0.99%
After fees waived(e)(f)(g)	0.35%
Ratio of net investment income (loss) to average net assets(e)(f)	2.62%
Portfolio turnover rate(d)(h)	73%

(a)	Commencement of operations was February 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Ratio includes 0.64% voluntary waiver of advisor fees.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Twin Oak Short Horizon Absolute Return ETF
Financial Highlights
For a capital share outstanding throughout the period

The Period from August 19, 2024 to May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.81
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain on investments	0.98
Total from investment operations	0.90
Net asset value, end of period	$27.71
Total return(c)	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,408
Ratio of expenses to average net assets:
Before fees waived(d)(f)	0.59%
After fees waived(d)(f)	0.39%
Ratio of interest expense to average net assets(d)(f)	0.14%
Ratio of operational expenses to average net assets excluding interest expense(d)	0.25%
Ratio of net investment income (loss) to average net assets(d)	(0.38)%
Portfolio turnover rate(c)(e)	0%

(a)	Commencement of operations was August 19, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Includes investment-related expenses not covered by the Fund’s unified management fee agreement. The interest expense had an impact of 0.14% on the Fund’s expense ratio. See Note 5.
The accompanying notes are an integral part of these financial statements.

7

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025
NOTE 1 – ORGANIZATION
The Twin Oak Active Opportunities ETF (the “Active Opportunities ETF”) and the Twin Oak Short Horizon Absolute Return ETF (the “Short Horizon ETF”) (each, a “Fund,” and collectively, the “Funds”) are series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Active Opportunities ETF is classified as a non-diversified open-end investment management company under the 1940 Act and commenced operations on February 20, 2025. The Short Horizon ETF is classified as a diversified open-end investment management company under the 1940 Act and commenced operations on August 19, 2024. Twin Oak ETF Company (the “Advisor”) serves as the investment advisor to the Funds. The Advisor has engaged Exchange Traded Concepts, LLC as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Funds. The Active Opportunities ETF seeks long-term capital appreciation. The Short Horizon ETF seeks capital appreciation with low price volatility.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Funds for the current fiscal year period are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal period ended May 31, 2025, the Funds did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. The Funds are charged a unitary fee on an accrual basis. All other expenses, besides those mentioned in Note 5 are paid by the Advisor.

The Funds distribute substantially all of their net investment income, and realized gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

8

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Funds do not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Option Contracts. The Short Horizon ETF’s investment strategies make use of over-the-counter options (“OTC Options”) FLexible EXchange® Options (“FLEX Options”) or a combination. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options will generally be valued at the theoretical model-based price provided by CBOE at the official close of the exchange for the trading date.
Options held by the Short Horizon ETF will include options on domestic equity securities of any market capitalization, options on ETFs that primarily invest in domestic equity securities of any market capitalization, individual equity securities of any market capitalization, and options on equity indices of any market capitalization. The Short Horizon ETF may also hold direct investments in the assets underlying the options as part of the redemption process with authorized participants. The minimum expiry date of an option is zero days and the maximum expiry date is one year.
Call Options. Purchasing a call option gives the Short Horizon ETF the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (“American-style options”) or at the expiration date (“European-style options”). The buyer of the call option pays an amount (“Premium”) for buying the option. In the event the reference asset appreciates above the strike price, the Fund can exercise the option and receive the reference asset (for physically settled options) or receive the difference between the value of the reference asset and the strike price (for cash settled options). In the event the reference asset closes below the strike price, the call option may end up worthless. In such a case, the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.

9

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
Put Options. Purchasing a put option gives the Short Horizon ETF the right to sell shares of a reference asset at a strike price until the expiration date (“American-style options”) or at the expiration date (“European-style options”). The buyer of the put option pays an amount (“Premium”) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to sell the reference asset at the strike price by delivering the reference asset (for physically settled options) or receive the difference between the strike price and the value of the reference asset (for cash settled options). In the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of May 31, 2025:
Active Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$224,594,332	$—	$—	$224,594,332
Total Investments	$224,594,332	$—	$—	$224,594,332

Short Horizon Absolute Return ETF

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$37,363,007	$—	$37,363,007
Total Investments	$—	$37,363,007	$—	$37,363,007

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – Derivatives
As a principal investment strategy, the Short Horizon ETF invests in defined risk options. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position. The Short Horizon ETF may purchase and sell option contracts. Options are considered derivatives and the Advisor intends to limit the Fund’s investments in options in order for the Short Horizon ETF to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act.

10

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
The following is a summary of the derivative instruments for the Short Horizon ETF as of May 31, 2025, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at Value[1]
Exchange-traded asset derivatives - Equity Contracts	$37,363,007

[1]	Represents purchased options at value.
Transactions in the derivative instruments for the Short Horizon ETF during the fiscal period ended May 31, 2025, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[1]
Equity Contracts	$(717,009)
In-kind Transactions	$1,021,114

Net Change in Unrealized Appreciation on:	Investments[1]
Equity Contracts	$423,689

[1]	Represents realized gain (loss) and change in unrealized appreciation for purchased options during the period.
The monthly average market value of purchased options during the fiscal period ended May 31, 2025 was $21,322,675.
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal period ended May 31, 2025, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of the average daily net assets of the Active Opportunities ETF and 0.45% of the average daily net assets of the Short Horizon ETF. For the period February 20, 2025 through May 31, 2025, the Active Opportunities ETF incurred $934,289 in advisory fees and the Short Horizon ETF incurred $70,952 in advisory fees. Pursuant to the fee waiver agreement between the Advisor and the Short Horizon ETF, the Advisor has agreed to reduce the unified management fee from 0.45% to 0.25% for the Short Horizon ETF through at least August 18, 2026 unless terminated sooner by, or with consent of the Board. The Advisor has also voluntarily agreed to reduce the unified management fee for the Active Opportunities ETF from 0.99% to 0.35% of the Fund’s average daily net assets. The voluntary management fee waiver for the Active Opportunities ETF may be discontinued at any time and shareholders will be given 30 days’ written notice in the event the waiver is discontinued. For the period August 19, 2024 through May 31, 2025, the Advisor waived $603,985 and $31,534 in management fees for the Active Opportunities and Short Horizon ETFs, respectively. Advisory fees payable at May 31, 2025 for the Active Opportunities ETF and Short Horizon ETF were $69,859 and $7,918, respectively. The Advisor has hired Exchange Traded Concepts, LLC as a sub-advisor to the Funds. The Advisor pays the Sub-Advisor a fee for the Funds from its own assets and these fees are not an additional expense of the Funds.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, legal or other expenses in connection with any arbitration or litigation, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest and taxes of any kind or nature, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

11

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
PINE Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Shares of the Funds (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 6 – SECURITIES TRANSACTIONS
For the fiscal period ended May 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, for the Funds were as follows:

	Purchases	Sales
Active Opportunities ETF	$247,534,602	$246,719,898
Short Horizon ETF	$71,681,535	$9,975,545

For the fiscal period ended May 31, 2025, the cost of purchases and proceeds from sales of in-kind securities for the Funds were as follows:

	Purchases	Sales
Active Opportunities ETF	$265,492,820	$473,198,944
Short Horizon ETF	$—	$25,070,780

There were no purchases or sales of government securities during the fiscal period ended May 31, 2025.
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
Each Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Securities. Only Authorized Participants (“APs”) may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Shares of the Short Horizon ETF are listed on the New York Stock Exchange and Shares of the Active Opportunities ETF are listed on the Cboe BZX Exchange, Inc. (each, an “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the Exchange, generally 4:00 p.m., Eastern time. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

12

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. There is a standard fixed creation transaction fee of $300 for each Fund, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of May 31, 2025, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis for the Active Opportunities ETF and Short Horizon ETF were as follows:

	Active Opportunities ETF	Short Horizon ETF
Cost of investments(a)	$224,068,220	$36,939,318
Gross unrealized appreciation	1,530,241	1,054,372
Gross unrealized depreciation	(1,004,129)	(630,683)
Net unrealized appreciation	526,112	423,689
Undistributed ordinary income	2,462,770	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(386,986)	(43,791)
Total accumulated earnings/(losses)	$2,601,896	$379,898

(a)
The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and the difference between book and tax costs of lots used to seed the portfolio in-kind.

As of May 31, 2025, the Active Opportunities ETF and Short Horizon ETF had short-term capital losses in the amount of $162,204 and $0, respectively, with no expiration to offset future capital gains.
At May 31, 2025, the Short Horizon ETF deferred, on a tax basis, post-October losses of $43,791.
For the fiscal period ended May 31, 2025, the effect of permanent “book/tax” reclassifications relating to redemptions in-kind and net operating loss (after in-kind); resulted in increases and decreases to components of the Funds’ net assets as follows:

	Distributable Earnings/ Accumulated Deficit	Paid in Capital
Active Opportunities ETF	$17,803,149	$(17,803,149)
Short Horizon ETF	$(287,673)	$287,673

The Active Opportunities ETF and Short Horizon ETF did not pay any distributions during the fiscal period ended May 31, 2025.
NOTE 9 – IN-KIND CONTRIBUTIONS
As part of the commencement of operations on February 20, 2025, certain securities were exchanged, at fair value, as in-kind transfers to the Active Opportunities ETF. The securities were recorded at their current value to align the Active Opportunities ETF’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code. For tax purposes, the historical cost of the contributed investments was $248,999,983, with unrealized appreciation of $200,149,792, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was

13

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
$449,149,775. The Active Opportunities ETF elected to establish the fair value of the securities on the date of contribution as their cost basis for financial reporting purposes. As a result of the in-kind contribution, the Active Opportunities ETF issued 17,970,000 shares at $24.99 per share net asset value.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 11 – PRINCIPAL RISKS
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Funds over long or even short periods of time. The principal risks of investing in the Funds are:
Derivatives Risk (Short Horizon ETF only). Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, or other reference obligation. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Short Horizon Fund invests are option contracts. Option contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of option contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with option contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leverage risk, interest rate risk, and counterparty credit risk. A small position in option contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange.
Other Investment Companies Risk (Active Opportunities ETF only). The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
General Market Risk; Recent Market Events Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, global geopolitical conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks surrounding the uncertainty of the economies of particular countries, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Counterparty Risk (Short Horizon ETF only). Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Short Horizon ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and

14

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
ETF Risks. The Funds are ETFs, and, as a result of an ETF’s structure, they are exposed to the following risks:
• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only APs may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
• Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. A Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by a Fund and negatively impact Fund performance.
• Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
• Trading. Although Shares are listed for trading on an Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of an Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt

15

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at May 31, 2025(Continued)
trading on an Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to an Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
NOTE 12 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 13 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Short Horizon ETF, there are shareholders who are affiliated with the Advisor. As of May 31, 2025, the Advisor and investors who are affiliated with the Advisor, when aggregated, owned approximately 4.6% of the voting securities of the Short Horizon ETF. As of May 31, 2025, the Advisor did not hold any shares of the Active Opportunities ETF. No affiliate of the advisor exceeded 5% ownership of the voting securities of the Active Opportunities ETF.

16

Twin Oak ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of Twin Oak Active Opportunities ETF and
Twin Oak Short Horizon Absolute Return ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Twin Oak ETFs comprising the funds listed below (the “Funds”), each a series of Manager Directed Portfolios, as of May 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Twin Oak Active Opportunities ETF	For the period from February 20, 2025 (commencement of operations) through May 31, 2025
Twin Oak Short Horizon Absolute Return ETF	For the period from August 19, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2025

17

Twin Oak ETFs
NOTICE TO SHAREHOLDERS
at May 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended May 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Active Opportunities ETF	0.00%
Short Horizon ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2025, was as follows:

Active Opportunities ETF	0.00%
Short Horizon ETF	0.00%

18

Twin Oak ETFs
ADDITIONAL INFORMATION
May 31, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
Not applicable.

19

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 4, 2025

By (Signature and Title)*	/s/ Colton W. Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	August 4, 2025

* Print the name and title of each signing officer under his or her signature.